Consolidated Statement of Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Other Comprehensive Income
Net (Loss) / Income for the year	$ (37,670,223)	$ 137,559,611	$ 147,981,726
Components of Other Comprehensive Income that will not be reclassified to profit or loss
Revaluation Losses of property, plant and equipment	(266,908)	(6,566,680)	(5,997,517)
Income tax	95,916	2,298,338	2,099,130
Net revaluation surplus of property, plant and equipment	(170,992)	(4,268,342)	(3,898,387)
Loss from equity instruments at fair value through other comprehensive income	513,693	(311,986)	(2,016,599)
Income tax	(179,792)	109,195	705,810
Net Income loss from equity instruments at fair value through other comprehensive income	333,901	(202,791)	(1,310,789)
Total Other Comprehensive Income that will not be reclassified to profit or loss	162,909	(4,471,133)	(5,209,176)
Components of Other Comprehensive Income that may be reclassified to profit or loss
(Loss) / Income from financial instruments at fair value through other comprehensive income	(8,851,534)	(20,503,408)	21,114,442
Income tax	3,097,712	7,489,512	(7,697,344)
Net (Loss) / income from financial instruments at fair value through other comprehensive income	(5,753,822)	(13,013,896)	13,417,098
Foreign currency translation adjustment	3,607,884	1,317,628	1,268,631
Foreign currency translation adjustment for the fiscal year	3,607,884	1,317,628	1,268,631
Other Comprehensive (Loss) / Income that may be reclassified to profit or loss	(2,145,938)	(11,696,268)	14,685,729
Other Comprehensive (Loss) / Income	(1,983,029)	(16,167,401)	9,476,553
Other comprehensive (Loss) / Income attributable to parent company	(1,977,334)	(16,147,122)	9,465,724
Other comprehensive (Loss) / Income attributable to non-controlling interest	(5,695)	(20,279)	10,829
Comprehensive (Loss) / Income	(39,653,252)	121,392,210	157,458,279
Comprehensive (Loss) / Income for the year attributable to owners of the parent company	(39,548,656)	121,312,620	157,327,214
Comprehensive (Loss) / Income for the year attributable to non-controlling interest	$ (104,596)	$ 79,590	$ 131,065